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Johnson Fixed Income Fund
The Johnson Fixed Income Fund
INVESTMENT OBJECTIVE
A high level of income over the long term consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees	Johnson Fixed Income Fund Johnson Fixed Income Fund USD ($)
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses(expenses that you pay each year as apercentage of the value of yourinvestment)
Annual Fund Operating Expenses	Johnson Fixed Income Fund Johnson Fixed Income Fund
Management Fees	0.85%
Other Expenses	none
Total Annual Fund Operating Expenses	0.85%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Johnson Fixed Income Fund | Johnson Fixed Income Fund | USD ($)	87	271	471	1,049

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund invests at least 80% of its net assets, plus any amounts for borrowing, in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities (including securities issued by government agencies), mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, municipal securities, and short-term obligations. The Fund does not limit itself to a particular maturity range but will normally seek to maintain a dollar weighted duration between 4 to 8 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of one year would generally be expected to decline by approximately 1% if interest rates rose by one percentage point. The Fund’s adviser seeks to provide a diversified portfolio of investment grade fixed income securities with the aggregate, return and income characteristics that are similar to those of broad bond market indices.

PRINCIPAL RISKS OF INVESTING IN THE FUND
AVERAGE ANNUAL TOTAL RETURNS
The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Average Total Returns for the Fixed Income Fund as of December 31 of each year

During the period shown, the highest return for a calendar quarter was 4.12% in the first quarter of 2020, and the lowest return was -6.27% in the first quarter of 2022.
For the Periods ended December 31, 2022
Average Annual Returns - Johnson Fixed Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Johnson Fixed Income Fund	Return Before Taxes	(14.21%)	0.48%	0.80%
After Taxes on Distributions | Johnson Fixed Income Fund	Return After Taxes on Distributions	(14.89%)	(1.34%)	(0.17%)
After Taxes on Distributions and Sale of Fund Shares | Johnson Fixed Income Fund	Return After Taxes on Distributions and Sale of Fund Shares	(8.40%)	(0.66%)	0.25%
Barclays Capital Aggregate Index	Barclays Capital Aggregate Index	(13.01%)	0.02%	1.06%

The Barclays Capital Aggregate Index is the primary benchmark.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.